Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Future Payments	The following table summarizes the Company’s commitments as at December 31, 2023:

	2024	2025	2026	2027	2028	Thereafter
Product transportation and processing (1)	$1,572	$1,595	$1,408	$1,358	$1,242	$13,380
North West Redwater Partnership service toll (2)	$158	$157	$139	$126	$130	$4,985
Offshore vessels and equipment	$36	$—	$—	$—	$—	$—
Field equipment and power	$38	$25	$23	$22	$22	$193
Other	$145	$111	$112	$25	$26	$355
(1)The Company's commitment for the 20-year product transportation agreement on the Trans Mountain Pipeline Expansion reflects interim tolls approved by the Canada Energy Regulator in 2023, and is subject to change pending the approval of final tolls.
(2)Pursuant to the processing agreements, the Company pays its 25% pro rata share of the debt component of the monthly fee-for-service toll. Included in the toll is $3,011 million of interest payable over the 40-year tolling period, ending in 2058 (note 10).